Net Trading Revenue (Net Trading Revenue) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total net trading revenue	397,921	164,612	104,141
Net unrealized holding losses on trading securities		37,405
Net unrealized holding gains on trading securities	18,281		74,578
Debt Securities [Member]
Total net trading revenue	(29,677)	(12,538)	134,163
Equity Securities [Member]
Total net trading revenue	38,037	(3,768)	(65,663)
Foreign Exchange Spot Contracts [Member]
Total net trading revenue	(368,713)	98,101	(143,961)
Derivative Instruments [Member]
Total net trading revenue	758,274	82,817	179,602